Diversified Real Asset Fund (Prospectus Summary): | Diversified Real Asset Fund
DIVERSIFIED REAL ASSET FUND

Supplement dated January 30, 2012

to the Institutional Class Prospectus

for Principal Funds, Inc.

dated December 30, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

For the Diversified Real Asset Fund, on or about February 3, 2012, make the following changes.

FUND SUMMARIES

DIVERSIFIED REAL ASSET FUND

In the Principal Investment Strategies section, delete the first paragraph and substitute:

The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-linked notes, fixed-income securities, securities of natural resource companies, master limited partnerships (MLPs),

publicly-listed infrastructure, and floating rate debt. Under normal circumstances, the Fund invests at least

80% of its assets in securities that fall into these categories at the time of purchase.

In the sixth paragraph, delete the first sentence and substitute:

A portion of the Fund's assets currently will be invested in global REITs.

Add the following new language to the end of the Principal Investment Strategies section:

A portion of the Fund’s assets may be invested in domestic and foreign publicly-listed infrastructure companies. Publicly-listed infrastructure equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation,

communications, water, electricity transmission and distribution, and oil and gas storage and transportation industries.

A portion of the Fund’s assets may be invested in floating rate debt (also known as bank loans, syndicated loans, leveraged loans or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g. LIBOR or the federal funds rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.

Add the following to the Principal Risks section:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).